Related Party Transactions - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	May 09, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Corporate expense allocation				$ 110.6	$ 100.9	$ 80.0
General and administration		$ 92.1	$ 88.4	349.2	387.0	342.7
Corporate general and administrative expenses				110.6	100.9	$ 80.0
Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses		31.0	24.5
Corporate | Starz Business
Related Party Transaction [Line Items]
Corporate general and administrative expenses		(2.3)
Starz Business
Related Party Transaction [Line Items]
Corporate general and administrative expenses			(5.8)
Corporate Expense Allocation Excluding Share-Based Compensation | Corporate
Related Party Transaction [Line Items]
Corporate general and administrative expenses		14.2	$ 24.5
Ignite
Related Party Transaction [Line Items]
Payment made for distribution rights				$ 0.3	$ 0.4
Ignite | Michael Burns
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee				65.45%
Ignite | Hardwick Simmons
Related Party Transaction [Line Items]
Equity ownership percentage excluding consolidated entity and equity method investee				24.24%
Related Party | Lionsgate Corporate
Related Party Transaction [Line Items]
General and administration		16.8
Related Party | General and Administrative Expenses Allocated to Parent
Related Party Transaction [Line Items]
Amounts of transaction	$ 10.0	$ (1.3)